Income Taxes (Schedule of Reconciliation of Income Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Statutory tax rate	24.00%	25.00%	26.50%
Approved and Privileged enterprise benefits	15.70%	7.00%	(0.40%)
Goodwill impairment			(15.30%)
Revaluation of obligations in connection with acquisitions			0.20%
US Tax Act enactment	(222.50%)
Stock compensation expense	(5.30%)	(2.40%)	(0.40%)
Tax contingencies	(30.80%)	(4.70%)	(0.30%)
Non-deductible acquisition expenses	(0.60%)	(0.20%)	(0.10%)
Earning taxed under foreign law	43.30%	34.40%	1.40%
Valuation allowance	144.40%	(57.00%)	(11.00%)
Changes to the prior year's tax assessment	(1.20%)	7.90%
Other	1.50%	0.90%	0.10%
Effective income tax rate	(31.50%)	10.90%	0.70%